UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3429

Capital Appreciation Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

TRAVELERS VARIABLE PRODUCTS

CAPITAL APPRECIATION FUND

FORM N-Q

SEPTEMBER 30, 2004

CAPITAL APPRECIATION FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 93.3%

CONSUMER DISCRETIONARY - 21.8%

Hotels, Restaurants & Leisure - 0.4%
97,065	Outback Steakhouse, Inc.	$4,031,109

Internet & Catalog Retail - 6.9%
448,965	Amazon.com, Inc. (a)	18,344,710
511,480	eBay Inc. (a)	47,025,471

		65,370,181

Media - 5.2%
21,810	EchoStar Communications Corp., Class A Shares (a)	678,727
1,568,785	XM Satellite Radio Holdings Inc., Class A Shares (a)	48,663,711

		49,342,438

Multi-Line Retail - 2.8%
536,485	Kohl’s Corp. (a)	25,853,212

Specialty Retail - 1.5%
406,425	Advance Auto Parts (a)	13,981,020

Textiles & Apparel - 5.0%
590,325	Nike, Inc., Class B Shares	46,517,610

	TOTAL CONSUMER DISCRETIONARY	205,095,570

ENERGY - 9.1%

Oil & Gas - 9.1%
839,065	Murphy Oil Corp.	72,805,670
397,580	Suncor Energy, Inc.	12,726,536

	TOTAL ENERGY	85,532,206

FINANCIALS - 14.3%

Banks - 7.3%
824,390	Bank of America Corp.	35,720,819
559,220	Wells Fargo & Co.	33,346,289

		69,067,108

Diversified Financials - 5.8%
294,235	The Goldman Sachs Group, Inc.	27,434,471
613,265	SLM Corp.	27,351,619

		54,786,090

Insurance - 1.2%
3,901	Berkshire Hathaway, Inc., Class B Shares (a)	11,199,771

Real Estate - 0.0%
728	Corrections Corp. of America (a)	25,742

	TOTAL FINANCIALS	135,078,711

HEALTHCARE - 23.9%

Biotechnology - 8.0%
1,029,915	Genentech, Inc. (a)	53,988,144
238,790	Gilead Sciences, Inc. (a)	8,925,970
224,045	Invitrogen Corp. (a)	12,320,235

		75,234,349

See Notes to Schedule of Investments.

1

CAPITAL APPRECIATION FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
Healthcare Providers & Services - 10.3%
132,680	Anthem, Inc. (a)	$11,576,330
1,153,960	UnitedHealth Group Inc.	85,093,010

		96,669,340

Pharmaceuticals - 5.6%
425,855	Forest Laboratories, Inc. (a)	19,154,958
326,849	Roche Holding AG	33,805,188

		52,960,146

	TOTAL HEALTHCARE	224,863,835

INDUSTRIALS - 5.0%

Aerospace & Defense - 1.3%
214,405	Lockheed Martin Corp.	11,959,511

Electrical Equipment - 2.1%
422,060	Energizer Holdings, Inc. (a)	19,456,966

Industrial Conglomerates - 1.6%
196,080	3M Co.	15,680,518

	TOTAL INDUSTRIALS	47,096,995

INFORMATION TECHNOLOGY - 15.9%

Communications Equipment - 2.0%
492,165	QUALCOMM, Inc.	19,214,122

Computers & Peripherals - 4.5%
1,087,990	Apple Computer, Inc. (a)	42,159,612

Internet Software & Services - 2.3%
646,300	Yahoo! Inc. (a)	21,916,033

Semiconductor Equipment & Products - 2.3%
1,005,345	Texas Instruments Inc.	21,393,742

Software - 4.8%
989,845	Electronic Arts Inc. (a)	45,522,972

	TOTAL INFORMATION TECHNOLOGY	150,206,481

TELECOMMUNICATION SERVICES - 3.3%

Wireless Telecommunication Services - 3.3%
1,309,485	Nextel Communications, Inc., Class A Shares (a)	31,218,122

	TOTAL COMMON STOCK (Cost - $622,544,353)	879,091,920

FACE AMOUNT
REPURCHASE AGREEMENT - 6.9%
$65,581,000	State Street Bank & Trust Co., dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $65,583,915; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/19; Market value - $66,898,313) (Cost - $65,581,000)	65,581,000

	TOTAL INVESTMENTS - 100.2% (Cost - $688,125,353*)	944,672,920
	Liabilities in Excess of Other Assets - (0.2%)	(2,042,570)

	TOTAL NET ASSETS - 100.0%	$942,630,350

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Capital Appreciation Fund (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

(d) Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

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Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Capital Appreciation Fund
Gross unrealized appreciation	$264,116,370
Gross unrealized depreciation	(7,568,803)

Net unrealized appreciation	$256,547,567

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ITEM	2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Appreciation Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004